RELATED PARTIES	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
For the six and three-month periods ended June 30, there were no material transactions and there were no material balances recognized with related parties as of this date.
COMPENSATION OF KEY MANAGEMENT PERSONNEL OF THE COMPANY
Value growth cash-based long-term incentive plans
The carrying value of obligations under the Value-growth cash based long-term incentive plan (the “LTI Plan”) as of June 30, 2020 and December 31, 2019, respectively, was equal to US$5 and US$9. Included within ‘Selling, general and administrative expenses’ for the six and three-month periods ended June 30, 2020, respectively, is an expense of US$3 (2019: expense of US$6) and US$0 (2019: gain of US$2) relating to share-based payment expense under the LTI Plan.